Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.14%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 3.031% (SOFR + 0.75%) 10/25/33 #, •	56,337	$ 55,084
Total Agency Collateralized Mortgage Obligations (cost $56,338)		55,084

Convertible Bond — 0.15%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	69,000	59,098
Total Convertible Bond (cost $61,252)		59,098

Corporate Bonds — 90.46%
Banking — 23.04%
Ally Financial 5.75% 11/20/25	170,000	165,065
Bank of America
2.482% 9/21/36 μ	440,000	318,470
2.972% 2/4/33 μ	120,000	93,959
4.948% 7/22/28 μ	100,000	96,187
5.015% 7/22/33 μ	40,000	37,159
6.125% 4/27/27 μ, ψ	125,000	118,437
Bank of New York Mellon
4.596% 7/26/30 μ	275,000	260,941
4.70% 9/20/25 μ, ψ	350,000	336,000

Barclays 8.00% 3/15/29 μ, ψ	200,000	175,540
Citigroup 5.61% 9/29/26 μ	280,000	278,650
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	250,000	232,806
Fifth Third Bancorp 4.337% 4/25/33 μ	95,000	84,346
Goldman Sachs Group
1.542% 9/10/27 μ	630,000	532,890
2.383% 7/21/32 μ	150,000	113,272

Huntington National Bank 4.552% 5/17/28 μ	500,000	481,882
JPMorgan Chase & Co.
1.764% 11/19/31 μ	595,000	435,501
4.851% 7/25/28 μ	415,000	398,903
4.912% 7/25/33 μ	5,000	4,617

KeyCorp 4.789% 6/1/33 μ	255,000	234,172
Morgan Stanley
1.928% 4/28/32 μ	415,000	303,595
2.484% 9/16/36 μ	560,000	402,102

NatWest Group 4.60% 6/28/31 μ, ψ	200,000	125,500
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
6.00% 5/15/27 μ, ψ	70,000	$ 65,100
6.20% 9/15/27 μ, ψ	115,000	108,962
State Street
1.684% 11/18/27 μ	110,000	96,117
2.203% 2/7/28 μ	140,000	122,898
4.164% 8/4/33 μ	195,000	176,234
SVB Financial Group
1.80% 10/28/26	62,000	53,361
2.10% 5/15/28	355,000	288,037
4.00% 5/15/26 μ, ψ	105,000	79,849
4.57% 4/29/33 μ	169,000	148,365

Toronto-Dominion Bank 4.108% 6/8/27	285,000	269,072
Truist Bank 2.636% 9/17/29 μ	445,000	414,939
Truist Financial
4.916% 7/28/33 μ	238,000	215,415
4.95% 9/1/25 μ, ψ	395,000	380,500

UBS Group 144A 4.703% 8/5/27 #, μ	200,000	189,806
US Bancorp
2.491% 11/3/36 μ	115,000	86,614
2.677% 1/27/33 μ	85,000	68,428
4.548% 7/22/28 μ	365,000	352,058
Wells Fargo & Co.
4.54% 8/15/26 μ	160,000	154,875
4.808% 7/25/28 μ	430,000	410,546
		8,911,170
Basic Industry — 3.05%
Celanese US Holdings
6.05% 3/15/25	170,000	166,226
6.165% 7/15/27	45,000	42,646

Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	107,169
Newmont
2.25% 10/1/30	135,000	104,631
2.80% 10/1/29	395,000	327,470

Sherwin-Williams 2.90% 3/15/52	345,000	207,878
Westlake 3.125% 8/15/51	365,000	225,374
		1,181,394
Brokerage — 2.15%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	325,000	262,703
Charles Schwab 5.375% 6/1/25 μ, ψ	180,000	175,950
Jefferies Group
2.625% 10/15/31	425,000	308,965
6.50% 1/20/43	90,000	84,669
		832,287
NQ-FL9 [9/22] 11/22 (2605040)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 4.54%
Amphenol 2.20% 9/15/31	180,000	$ 139,720
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	146,818
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	335,844
Boeing 3.75% 2/1/50	60,000	39,225
Eaton 4.15% 3/15/33	255,000	230,759
Madison IAQ 144A 4.125% 6/30/28 #	75,000	60,351
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	117,656
Republic Services 2.375% 3/15/33	205,000	157,492
Teledyne Technologies 2.25% 4/1/28	405,000	338,206
Waste Connections
2.95% 1/15/52	100,000	64,988
4.20% 1/15/33	140,000	126,928
		1,757,987
Communications — 10.78%
Altice France
144A 5.125% 1/15/29 #	200,000	147,936
144A 5.50% 10/15/29 #	130,000	98,138

AMC Networks 4.75% 8/1/25	156,000	139,680
AT&T 3.50% 9/15/53	680,000	454,219
CCO Holdings
144A 4.50% 6/1/33 #	35,000	25,939
144A 4.75% 2/1/32 #	150,000	117,064
144A 6.375% 9/1/29 #	70,000	64,396

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	125,477
Charter Communications Operating 3.85% 4/1/61	375,000	219,891
Comcast 3.20% 7/15/36	295,000	228,756
Crown Castle
1.05% 7/15/26	100,000	84,590
2.10% 4/1/31	136,000	102,133

CSC Holdings 144A 4.50% 11/15/31 #	200,000	150,560
Directv Financing 144A 5.875% 8/15/27 #	150,000	129,656
Discovery Communications 4.00% 9/15/55	303,000	179,311
Netflix 4.875% 4/15/28	115,000	107,884
Time Warner Cable 7.30% 7/1/38	100,000	95,335
Time Warner Entertainment 8.375% 3/15/23	290,000	294,104
T-Mobile USA
3.00% 2/15/41	205,000	137,386
3.375% 4/15/29	535,000	463,042
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.875% 11/20/50	265,000	$ 162,766
4.50% 8/10/33	425,000	383,678

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	171,709
Warnermedia Holdings 144A 5.141% 3/15/52 #	120,000	87,447
		4,171,097
Consumer Cyclical — 3.88%
ADT Security 144A 4.875% 7/15/32 #	139,000	112,373
Amazon.com 2.50% 6/3/50	520,000	326,259
Aptiv 3.10% 12/1/51	569,000	319,763
Levi Strauss & Co. 144A 3.50% 3/1/31 #	110,000	85,953
Lowe's 4.40% 9/8/25	240,000	236,513
Target 4.50% 9/15/32	265,000	252,887
VICI Properties 4.95% 2/15/30	185,000	167,580
		1,501,328
Consumer Non-Cyclical — 5.52%
Baxter International 3.132% 12/1/51	255,000	163,547
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	146,996
Bunge Finance 2.75% 5/14/31	290,000	228,476
CVS Health
2.70% 8/21/40	419,000	276,020
4.78% 3/25/38	85,000	74,685

JBS USA LUX 144A 3.00% 2/2/29 #	128,000	104,890
Merck & Co. 2.75% 12/10/51	72,000	47,115
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	275,664
Royalty Pharma
3.35% 9/2/51	460,000	278,375
3.55% 9/2/50	19,000	11,888

Sodexo 144A 1.634% 4/16/26 #	260,000	227,540
Tenet Healthcare 144A 4.25% 6/1/29 #	140,000	116,122
US Foods 144A 4.75% 2/15/29 #	115,000	98,682
Viatris 4.00% 6/22/50	142,000	85,302
		2,135,302
Electric — 9.02%
Appalachian Power 4.50% 8/1/32	235,000	211,798
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	67,917
Commonwealth Edison 2.75% 9/1/51	300,000	189,495
Duke Energy Carolinas 3.95% 11/15/28	70,000	65,657
Entergy Texas 3.55% 9/30/49	115,000	81,197

2    NQ-FL9 [9/22] 11/22 (2605040)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Fells Point Funding Trust 144A 3.046% 1/31/27 #	200,000	$ 178,446
IPALCO Enterprises 4.25% 5/1/30	145,000	126,027
ITC Holdings 144A 4.95% 9/22/27 #	70,000	68,404
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	144,032
National Rural Utilities Cooperative Finance 4.15% 12/15/32	180,000	165,018
NextEra Energy Capital Holdings 3.00% 1/15/52	135,000	86,476
NRG Energy 144A 2.45% 12/2/27 #	100,000	82,015
Oglethorpe Power
3.75% 8/1/50	215,000	151,459
144A 4.50% 4/1/47 #	210,000	164,633
Pacific Gas and Electric
3.30% 8/1/40	45,000	28,901
4.60% 6/15/43	135,000	95,493
4.95% 7/1/50	130,000	95,513

PacifiCorp 2.90% 6/15/52	580,000	372,826
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	109,889
San Diego Gas & Electric 3.32% 4/15/50	120,000	83,712
Southern California Edison
3.45% 2/1/52	65,000	43,878
4.125% 3/1/48	120,000	89,513
4.875% 3/1/49	155,000	130,111
Vistra Operations
144A 3.55% 7/15/24 #	244,000	232,683
144A 5.125% 5/13/25 #	170,000	164,812

WEC Energy Group 5.15% 10/1/27	260,000	257,957
		3,487,862
Energy — 8.33%
BP Capital Markets 4.875% 3/22/30 μ, ψ	330,000	284,831
BP Capital Markets America 2.939% 6/4/51	145,000	92,388
Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	310,383
ConocoPhillips 3.80% 3/15/52	95,000	72,901
Diamondback Energy
3.125% 3/24/31	190,000	154,398
4.25% 3/15/52	70,000	51,277
Enbridge
1.60% 10/4/26	120,000	103,682
5.75% 7/15/80 μ	195,000	172,039
Energy Transfer
6.25% 4/15/49	140,000	124,612
6.50% 11/15/26 μ, ψ	385,000	336,338

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Enterprise Products Operating 3.30% 2/15/53	275,000	$ 179,645
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	196,522	149,968
Kinder Morgan 5.45% 8/1/52	145,000	125,967
NuStar Logistics 5.625% 4/28/27	183,000	159,818
ONEOK 7.50% 9/1/23	290,000	293,848
Targa Resources Partners
4.00% 1/15/32	95,000	78,539
4.875% 2/1/31	155,000	133,557
5.00% 1/15/28	220,000	203,974

Valero Energy 3.65% 12/1/51	285,000	194,818
		3,222,983
Finance Companies — 4.74%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	137,172
3.00% 10/29/28	300,000	240,856
3.40% 10/29/33	300,000	218,097
Air Lease
2.20% 1/15/27	140,000	118,719
2.875% 1/15/32	150,000	113,269
4.125% 12/15/26 μ, ψ	153,000	105,374
Aviation Capital Group
144A 1.95% 1/30/26 #	3,000	2,521
144A 3.50% 11/1/27 #	300,000	249,565
144A 5.50% 12/15/24 #	355,000	344,001
Avolon Holdings Funding
144A 2.75% 2/21/28 #	300,000	236,018
144A 3.25% 2/15/27 #	80,000	67,098
		1,832,690
Insurance — 3.42%
Aon 5.00% 9/12/32	100,000	95,938
Athene Global Funding 144A 1.985% 8/19/28 #	319,000	251,850
Athene Holding
3.45% 5/15/52	125,000	77,992
3.95% 5/25/51	50,000	33,416

Berkshire Hathaway Finance 3.85% 3/15/52	405,000	310,915
Brighthouse Financial
3.85% 12/22/51	90,000	54,671
4.70% 6/22/47	83,000	58,954

Global Atlantic 144A 4.70% 10/15/51 #, μ	200,000	150,841
Hartford Financial Services Group 2.90% 9/15/51	135,000	82,788
Jackson Financial 3.125% 11/23/31	120,000	90,582
NQ-FL9 [9/22] 11/22 (2605040)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Prudential Financial 3.70% 10/1/50 μ	145,000	$ 114,809
		1,322,756
Natural Gas — 1.79%
Atmos Energy 5.75% 10/15/52	135,000	135,039
Sempra Energy
4.125% 4/1/52 μ	125,000	98,528
4.875% 10/15/25 μ, ψ	310,000	289,075

Southern Co. Gas Capital 5.15% 9/15/32	179,000	171,349
		693,991
REITs — 1.70%
American Homes 4 Rent 3.625% 4/15/32	70,000	57,811
Corporate Office Properties 2.75% 4/15/31	150,000	110,470
Digital Realty Trust 5.55% 1/15/28	140,000	139,009
Extra Space Storage 2.35% 3/15/32	350,000	258,450
MPT Operating Partnership 3.50% 3/15/31	130,000	90,786
		656,526
Technology — 6.72%
Alphabet 2.05% 8/15/50	390,000	230,333
Autodesk 2.40% 12/15/31	185,000	144,208
Broadcom 144A 3.469% 4/15/34 #	335,000	251,947
Broadridge Financial Solutions 2.60% 5/1/31	319,000	253,165
CDW 3.276% 12/1/28	435,000	363,832
Clarivate Science Holdings 144A 3.875% 7/1/28 #	149,000	123,230
CoStar Group 144A 2.80% 7/15/30 #	175,000	138,389
Entegris Escrow
144A 4.75% 4/15/29 #	140,000	123,630
144A 5.95% 6/15/30 #	135,000	123,517

KLA 4.95% 7/15/52	165,000	150,293
Marvell Technology
1.65% 4/15/26	210,000	183,615
2.45% 4/15/28	110,000	91,017

NCR 144A 5.125% 4/15/29 #	140,000	105,286
NXP
3.125% 2/15/42	110,000	70,312
5.55% 12/1/28	90,000	87,029

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	126,371
Workday 3.70% 4/1/29	35,000	31,432
		2,597,606
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.60%
Burlington Northern Santa Fe 2.875% 6/15/52	148,000	$ 97,050
Delta Air Lines 144A 7.00% 5/1/25 #	136,000	137,022
Mileage Plus Holdings 144A 6.50% 6/20/27 #	152,000	149,057
Norfolk Southern 3.15% 6/1/27	95,000	86,981
Penske Truck Leasing 144A 4.40% 7/1/27 #	100,000	93,949
Seaspan 144A 5.50% 8/1/29 #	70,000	54,072
		618,131
Utilities — 0.18%
American Water Capital 4.45% 6/1/32	65,000	60,424
Essential Utilities 4.276% 5/1/49	12,000	9,355
		69,779
Total Corporate Bonds (cost $42,419,927)		34,992,889

Municipal Bonds — 0.36%
Commonwealth of Puerto Rico
Series A-1 4.00% 7/1/33	7,036	6,203
Series A-1 4.00% 7/1/35	5,110	4,381
Series A-1 4.00% 7/1/37	5,428	4,468
Series A-1 4.10% 7/1/24^	2,341	2,153
Series A-1 4.362% 7/1/33^	9,054	5,006
Series A-1 5.625% 7/1/29	5,917	6,062

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	128,783	113,329
Total Municipal Bonds (cost $154,795)		141,602

Non-Agency Asset-Backed Securities — 2.16%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	225,000	223,161
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	205,000	199,223
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	225,000	215,672
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	200,000	196,167
Total Non-Agency Asset-Backed Securities (cost $853,956)		834,223

4    NQ-FL9 [9/22] 11/22 (2605040)

	Principalamount°	Value (US $)

Loan Agreements — 3.19%
AmWINS Group 5.069% (LIBOR01M + 2.25%) 2/19/28 •	108,076	$ 103,560
Applied Systems 1st Lien 6.674% (LIBOR03M + 3.00%) 9/19/24 •	117,006	114,447
Gates Global Tranche B-3 5.615% (LIBOR01M + 2.50%) 3/31/27 •	117,900	113,637
Horizon Therapeutics USA Tranche B-2 4.875% (LIBOR01M + 1.75%) 3/15/28 •	108,350	104,389
Informatica 5.875% (LIBOR01M + 2.75%) 10/27/28 •	114,425	111,183
Prime Security Services Borrower Tranche B-1 5.303% (LIBOR01M + 2.75%) 9/23/26 •	118,200	114,703
RealPage 1st Lien 5.819% (LIBOR01M + 3.00%) 4/24/28 •	118,800	111,486
Reynolds Group Holdings Tranche B-2 6.365% (LIBOR01M + 3.25%) 2/5/26 •	112,988	108,468
Standard Industries 6.675% (LIBOR03M + 2.50%) 9/22/28 •	361,441	351,682
Total Loan Agreements (cost $1,273,423)		1,233,555

US Treasury Obligations — 2.86%
US Treasury Bonds 3.00% 8/15/52	235,000	202,871
US Treasury Notes
2.75% 5/15/25	225,000	216,554
2.75% 8/15/32	750,000	685,898
Total US Treasury Obligations (cost $1,137,784)		1,105,323
	Number of shares
Short-Term Investments — 0.09%
Money Market Mutual Funds — 0.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	8,977	8,977
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	8,977	8,977
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	8,977	8,977
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	8,977	$ 8,977
Total Short-Term Investments (cost $35,908)		35,908

Total Value of Securities—99.41% (cost $45,993,383)		38,457,682
Receivables and Other Assets Net of Liabilities—0.59%		226,434
Net Assets Applicable to 4,706,358 Shares Outstanding—100.00%		$38,684,116
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $7,871,305, which represents 20.35% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
NQ-FL9 [9/22] 11/22 (2605040)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
USD – US Dollar

6    NQ-FL9 [9/22] 11/22 (2605040)